Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings Disclosure Abstract
Schedule of Detailed Information about Borrowings
Long-Term borrowings	Nominal		As At March 31
	Interest Rate	Maturity	2019	2018
			(in thousands)
Asset backed borrowings
Vehicle loan	2.5 - 9.5%	2017-22	$382	$560
Term loan	MCLR +3.2% - 4.50%	2019-22	12,947	22,430
Term loan	BR + 2.75%	2020-21	1,083	1,766
Term loan	10.39% - 13.75%	2020-23	251	9,580
			$14,663	34,336
Unsecured borrowings
Retail bond	6.50%	2021-22	65,215	70,055
Convertible notes(1)	14.23%	2020-21	68,349	86,010
			$133,564	$156,065

Cumulative effect of unamortised costs			(691)	(1,210)
Installments due within one year:
Convertible notes			(68,349)	(53,500)
Others			(7,267)	(10,708)
			$71,920	$124,983
Long-term borrowings at fair value			—	$32,510
Long-term borrowings at amortised cost			$71,920	$92,473

Short-Term borrowings	Nominal	As at March 31
	interest rate (%)	2019	2018
		(in thousands)
Asset backed borrowings
Export credit, bill discounting and overdraft	MCLR +.40% to 4.60%	$32,078	$36,760
Export credit, bill discounting and overdraft	Base Rate + 0.5% to 1%	3,533	4,021
Export credit, bill discounting and overdraft	6.01% - 15.25%	26,719	23,963
Short term loan(2 &3)	3.25% - 15.75%	70,962	23,011
		$133,292	$87,755
Unsecured borrowings
Installments due within one year on long-term borrowings		75,616	64,208
		$208,908	$151,963
Short-term borrowings at fair value		68,349	53,500
Short-term borrowings at amortized cost		140,559	98,463

(1)	Eros International Plc. (“issuer”) issued Senior Convertible Notes (SCN or convertible notes) on December 06, 2017 amounting to $122,500 principal amount and option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $3,500 per month for 35 months starting December 31, 2017. The installments can be paid either in cash or can be converted into A ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.

The holder of the notes can defer the payment of the amount due on any instalment dates to another instalment date as well as has the right to accelerate the payment on the notes as per the terms of the agreement

The Company has classified the instrument as a financial liability at fair value through profit or loss. The Company has used the Black – Scholes option pricing model to value the share warrants exercisable within six months and the Monte-Carlo simulation model to obtain the fair value of the convertible notes. The initial fair value of the financial liability recognized on the date of issue was $100,055. Fair value of the financial liability outstanding as at the date of reporting is $68,349 (2018: $86,010)

The mark-to-market loss and interest expenses for the year ended March 31, 2019 amounting $21,398 (2018: $13,840) and $10,682 (2018: $4,338) have been recognized within other gain/(losses) and net finance cost, respectively, net in the Statement of Income.

The option to purchase warrants has expired in June 2018.

2.	Secured by pledge of shares held in the Group’s majority owned subsidiary, Eros International Media Limited, India.

3.	The Company has placed time deposits of $56,614 (2018: $7,468) against above several short -term borrowings which has been disclosed as restricted deposits.

4.	For the twelve months ended March 31, 2019 capitalization rate of interest was 10.21% (2018: 11.5%)